Income (Loss) Per Common Share - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in computations of diluted earnings per share		30,894,953		30,894,953	30,894,953	30,894,953	6,205,004
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock not included in computations of diluted earnings per share	15,668	2,724,839	2,553,707	2,724,839	2,781,138	2,440,586	2,096,932